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                      METLIFE INVESTORS INSURANCE COMPANY

                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE
                 METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE

        Flexible Premium Single Life Variable Life Insurance Policy and Flexible Premium Joint and Last Survivor Variable Life Insurance Policy
                                  (Class VL)

                      Supplement Dated December 15, 2006
                              to the Prospectuses
           dated November 9, 2006, and May 1, 2006 (as supplemented)

This supplement updates certain information in the prospectus for the above flexible premium variable life insurance policies, as annually and periodically supplemented. You should read and retain this supplement for future reference.

Effective December 15, 2006, the minimum face amount of life insurance that we offer under the Flexible Premium Single Life Variable Life Insurance Policy is reduced from $250,000 to $50,000. Accordingly, all references in the prospectus to the minimum face amount of $250,000, including such reference in the third sentence of the Death Benefit section, are replaced with the new minimum face amount of $50,000.